Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)		Sep. 30, 2024	Dec. 31, 2023
Schedule of Long-Term Investments [Line Items]
Less: impairment against investment in Marsland		$ (224,800)
Long-term investments, total		1,500,000	1,770,800
Less: impairment against investment in DaoMax		(546,000)
Investment in Marsland Global Limited (“Marsland”) [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments	[1]	224,800	224,800
Long-term investments, total			224,800
Investment in Quleduo Technology Co., (“Quleduo”) [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments, total	[2]	1,500,000	1,000,000
Investment in DaoMax Technology Co., Ltd, (“DaoMax”) [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments, total	[3]	$ 546,000	$ 546,000

[1]	Investment in MarsLand MarsLand is a privately held company. In May 2023, the Company, through Saving Digital Pte. Ltd. (“Saving Digital”), its wholly owned subsidiary, invested consideration of $300,000 in USDC, which represents 30% of equity interest in MarsLand. The Company used equity method to measure the investment in MarsLand. For the nine months ended September 30, 2024, Marsland reported an underperformance and a majority of the employees resigned from Marsland. The Company assessed indicators reflecting an other-than-temporary decline in fair value below the carrying value. Accordingly, the Company provided full impairment against the investment in Marsland.
[2]	Investment in Quleduo Quleduo is a privately held company which is engaged in software design and development. In May and September 2023 and January 2024, the Company made a total cash consideration of $1,500,000 in three instalments to acquire 25% of equity interest in Quleduo. The Company had no significant influence over Quleduo because the Company did not assign any members in the board of Quleduo, nor did the Company engage in operating and financing activities of Quleduo. Quleduo is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in Quleduo using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. Quleduo just commenced its operations in July 2023 and incurred minimal losses through September 30, 2024. For the three and nine months ended September 30, 2024, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considered both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of September 30, 2024 and December 31, 2023, the Company did not recognize impairment against the investment security.
[3]	Investment in DaoMax In June 2023, October 2023 and December 2023, the Company, through Saving Digital, invested an aggregated cash consideration of $546,000 in DaoMax in exchange for a total of 7.6% equity interest in the investee. DaoMax is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in DaoMax using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. DaoMax just commenced its operations in October 2023, and incurred minimal losses through September 30, 2024. For the three and nine months ended September 30, 2024, the Company did not record upward adjustments or downward adjustments on the investment. In September 2024, DaoMax was closed as DaoMax assessed that it could generate profits from operations. For the nine months ended September 30, 2024, the Company provided full impairment of $546,000 against investment in DaoMax.